Taxes - Taxes payable (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Taxes.
Income tax payable	¥ 1,613,840	$ 221,096	¥ 2,374,432
Value-added tax payable	359,420	49,240	554,939
Total taxes payable	¥ 1,973,260	$ 270,336	¥ 2,929,371